Leases - Schedule of Operating Lease (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Operating Lease [Abstract]
Operating lease ROU assets, net	$ 4,543,234		$ 584,061	$ 5,496,985
Operating lease liabilities – current	1,580,205		203,145	1,935,187
Operating lease liabilities – non-current	2,380,571		$ 306,037	3,004,974
Operating lease liabilities	$ 3,960,776			$ 4,940,161
Weighted average remaining lease term (years)	9 years 3 days		9 years 3 days	8 years 3 months 10 days
Weighted average discount rate	6.15%		6.15%	6.20%
Operating lease expenses excluding short-term lease expense	$ 1,097,367	$ 483,000
Operating cash flows used in operating leases	1,123,000	471,900
Short-term lease cost	$ 209,719	$ 561,576